THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 23, 2005.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment  X  ; Amendment Number:  1

This Amendment (Check only one.):     is a restatement.     X  adds new
                                                               holdings entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza
                  2nd Floor
                  Greenwich, CT 06830

13F File Number:  28-10408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Donald McCarthy
Title: Authorized Person
Phone: 203-485-8820

Signature, Place, and Date of Signing:


/s/Donald McCarthy            Greenwich, CT             June 27, 2005
------------------            -------------             -------------


Report Type (Check only one.):

 X       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              8

Form 13F Information Table Value Total:              $ 106,389
                                                     (thousands)

List of Other Included Managers  NONE


                                                FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
|  COLUMN 1      | COLUMN 2   |  COLUMN 3  | COLUMN 4 |        COLUMN 5        | COLUMN 6  |COLUMN 7  |       COLUMN 8           |
|----------------|------------|------------|----------|------------------------|-----------|----------|--------------------------|
|                |            |            |          |           |     |      |           |          |    VOTING AUTHORITY      |
| NAME OF ISSUER | CLASS      |  CUSIP     |  VALUE   | SHRS/PRN  |SHR  | PUT  | INVESTMENT|   OTHER  |--------------------------|
|                |            |            | (X$1000) | AMOUNT    |/PRN | /CALL| DISCRETION|  MANAGERS|  SOLE     | SHARED |NONE |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Calpine Corp    | Convertible|  131347BM7 |  40,679  | 47,500,000| Prn |   0  |   Sole    |    0     | 47,500,000| 0      |  0  |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Elan Capital    | Convertible|  G2955CAA5 |  4,609   | 6,500,000 | Prn |   0  |   Sole    |    0     | 6,500,000 | 0      |  0  |
|Corp Ltd        |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|-----|
|Elan Corp Plc   | Options    |  284131958 |  2,466   | 761,000   | Shr |  Put |   Shared  |    0     | 0         | 761,000|  0  |
|-Spons Adr      |            |            |          |           |     |      |           |          |           |        |     |
|                |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Elan Corp Plc   | Options    |  284131908 |  1,521   | 469,400   | Shr |  Call|   Shared  |    0     | 0         | 469,400|  0  |
|-Spons Adr      |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Elan Corp Plc   | Stock      |  284131208 |  1,520   | 469,022   | Shr |   0  |   Shared  |    0     | 0         | 469,022|  0  |
|-Spons Adr      |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Elan Corp Plc   | Stock      |  284131208 |  328     | 101,100   | Shr |   0  |   Sole    |    0     | 101,100   | 0      |  0  |
|-Spons Adr      |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Sears Holdings  | Options    |  812350906 |  18,644  | 140,000   | Shr |  Call|   Shared  |    0     | 0         | 140,000|  0  |
|Corp            |            |            |          |           |     |      |           |          |           |        |     |
|----------------|------------|------------|----------|-----------|-----|------|-----------|----------|-----------|--------|---- |
|Sears Holdings  | Stock      |  812350106 |  36,622  | 275,000   | Shr |   0  |   Sole    |    0     | 275,000   | 0      |  0  |
|Corp            |            |            |          |           |     |      |           |          |           |        |     |
----------------------------------------------------------------------------------------------------------------------------------